Cover	Jun. 08, 2026
Cover [Abstract]
Entity Registrant Name	DATZ WORLD HOLDINGS CORP.
Entity Central Index Key	0001643721
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	true
Document Period End Date	Jun. 08, 2026
Entity Ex Transition Period	false
Entity File Number	333-206745
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	38-3944821
Entity Address Address Line 1	62 Calef Hwy #233
Entity Address City Or Town	Lee
Entity Address State Or Province	NH
Entity Address Postal Zip Code	03861
City Area Code	720
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	235-0099
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	LBUY